Document and Entity Information	0 Months Ended
Apr. 27, 2015
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 27, 2015
Registrant Name	Strategic Funds, Inc.
Central Index Key	0000737520
Amendment Flag	false
Document Creation Date	Apr. 22, 2015
Document Effective Date	Apr. 27, 2015
Prospectus Date	Apr. 27, 2015
Dreyfus MLP Fund | Class A
Risk/Return:
Trading Symbol	DMFAX
Dreyfus MLP Fund | Class C
Risk/Return:
Trading Symbol	DMFCX
Dreyfus MLP Fund | Class I
Risk/Return:
Trading Symbol	DMFIX
Dreyfus MLP Fund | Class Y
Risk/Return:
Trading Symbol	DMFYX